(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Small Cap Value Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Small Cap Value Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Small Cap Value Fund)		Class R6
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.10%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		0.87%
Fee Waivers		(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.85%
[1]	The Adviser has committed through July 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.83% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Small Cap Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	87	276	480	1,071

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and

  up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index at the time of purchase. The market capitalization range of the Russell 2500TM Index was $13 million to $9.9 billion as of June 30, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the adviser believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 3rd Quarter 2009  22.04%

Lowest Quarter: 4th Quarter 2008 -24.80%

Year-to-date total return as of 6/30/2014 is 11.75%

Average Annual Total Returns for the periods ended 12/31/2013
Average Annual Total Returns (Wells Fargo Advantage Small Cap Value Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class R6	Jun. 28, 2013	15.42%	17.35%	9.05%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)		34.52%	17.64%	8.61%